Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The following share-based payment amounts are included in Operating costs in the income statements.

For the year ended December 31	2024	2023
RSUs and PSUs	(52)	(62)
ESP and DSUs	(32)	(33)
Total share-based payments	(84)	(95)

Disclosure of number and weighted average exercise prices of other equity instruments
The following table summarizes RSUs/PSUs outstanding at December 31, 2024 and 2023.

Number of RSUs/PSUs	2024	2023
Outstanding, January 1	3,412,812	3,124,187
Granted(1)	1,236,690	1,125,502
Dividends credited	284,530	213,427
Settled	(1,296,656)	(957,402)
Forfeited	(58,476)	(92,902)
Outstanding, December 31	3,578,900	3,412,812
Vested, December 31(2)	1,090,574	1,225,815
(1)The weighted average fair value of the RSUs/PSUs granted was $50 in 2024 and $61 in 2023.
(2)The RSUs/PSUs vested on December 31, 2024 were fully settled in February 2025 with BCE common shares and/or DSUs.

Disclosure of number and weighted average exercise prices of share options
The following table summarizes stock options outstanding at December 31, 2024 and 2023.

		2024		2023
	Note	Number of options	Weighted average exercise price ($)	Number of options	Weighted average exercise price ($)
Outstanding, January 1		7,484,561	61	7,802,108	61
Exercised(1)	30	—	n.a.	(306,139)	60
Forfeited or expired		(938,742)	59	(11,408)	63
Outstanding and exercisable, December 31		6,545,819	61	7,484,561	61
(1)There were no stock options exercised in 2024. The weighted average market share price for stock options exercised in 2023 was $63.

Disclosure of range of exercise prices of outstanding share options
The following table provides additional information about BCE’s stock option plans at December 31, 2024 and 2023.

	Stock options outstanding
	2024			2023
Range of exercise prices	Number	Weighted average remaining life (years)	Weighted average exercise price ($)	Number	Weighted average remaining life (years)	Weighted average exercise price ($)
$50-$59	3,390,928	3	58	4,291,180	3	58
$60 & above	3,154,891	5	65	3,193,381	6	65
	6,545,819	4	61	7,484,561	4	61